Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables
Schedule of trade and other payables

	December 31, 2025	December 31, 2024
Trade payables	12,156	12,945
Accrued salaries, bonuses, vacation pay and related taxes	4,520	3,123
Dividends payable	4,020	—
Provision for indirect taxes	2,333	2,253
Accrued professional services	1,396	713
VAT payable	—	75
Indirect taxes payables	131	434
Other payables and advances received	582	669
Total	25,138	20,212